Consolidated Statements of Income (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Consolidated Condensed Statements Of Income [Abstract]
Pension and post-retirement plans expense reclassified from accumulated other comprehensive income	$ 600,000	$ 5,100,000	$ 10,100,000
Income tax benefit reclassified from accumulated other comprehensive income	(500,000)	2,000,000	4,100,000
Available-for-sale expense reclassified from accumulated other comprehensive income	$ (1,836,000)	$ 0	$ 451,000